UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, NY 10017

April 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”)

on behalf of the JPMorgan Realty Income Fund and the

Undiscovered Managers Behavioral Value Fund (the “Funds”)

File Nos. 333-37711 and 811-08437

Ladies and Gentlemen:

On behalf of the Funds, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, we hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement with respect to the Funds. If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary